Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	RedHawk Acquisition I Corp.
Entity Central Index Key	0002032260
Document Type	SP 15D2
Amendment Flag	false
Document Period End Date	Dec. 31, 2024